Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 20-F (the “Form 20-F/A”) amends our annual report on Form 20-F for the year ended December 31, 2024 (the “Annual Report”), which was originally filed with the U.S. Securities and Exchange Commission on April 10, 2025. The purpose of this Form 20-F/A is to amend our audited 2024 financial statements to correct identified accounting errors related to the 2024 financial statements. We amended the following items and/or pages: (1) item 6. Directors, Senior Management and Employees, (2) pages xvi, 91, 92, F-5, F-7, F-24 and F-26; (3) the text of the Section 302 certifications attached as Exhibits 12.1 and 12.2 to the Annual Report; (4) the text of Section 906 certification attached as Exhibit 13.1 and 13.2 to the Annual Report; and (5) the text of Exhibits 23.1 and 23.2 to the Annual Report.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-40301
Entity Registrant Name	Infobird Co., Ltd
Entity Central Index Key	0001815566
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 706, 7/F
Entity Address, Address Line Two	Low Block
Entity Address, Address Line Three	Grand Millennium Plaza
ICFR Auditor Attestation Flag	false
Entity Address Address Line Four	181 Queen’s Road Central
Entity Address, City or Town	Central
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
Title of 12(b) Security	Ordinary Shares, par value $0.00001 per share
Trading Symbol	IFBD
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	5,456,974
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Infobird Co., Ltd and its subsidiaries (the “Company”) as of December 31, 2024 and 2023, the related consolidated statements of operations and comprehensive income (loss), changes in stockholders’ equity, and cash flows for the years ended December 31, 2024 and 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Company as of December 31, 2024 and 2023, and the consolidated results of its operations and its cash flows for the years ended December 31, 2024 and 2023, in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

Auditor Name	Audit Alliance LLP
Auditor Location	Singapore
Auditor Firm ID	3487
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Room 706, 7/F
Entity Address, Address Line Two	Low Block
Entity Address, Address Line Three	Grand Millennium Plaza
Entity Address Address Line Four	181 Queen’s Road Central
Entity Address, City or Town	Central
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
City Area Code	852
Local Phone Number	3690 9227
Contact Personnel Name	Xiangyang Wen